Supplement to the John Hancock Equity Funds Prospectus
                               dated March 1, 2004



For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:


John Hancock Large Cap Equity Fund - Page 17

Roger C. Hamilton
   Joined fund team in 2004
Robert C. Junkin, CPA
   Joined fund team in 2003


John Hancock Large Cap Growth Fund - Page 19

Roger C. Hamilton
   Joined fund team in 2004
Robert C. Junkin, CPA
   Joined fund team in 2003


John Hancock Mid Cap Growth Fund - Page 23

Thomas P. Norton, CFA
   Joined fund team in 2002


John Hancock Multi Cap Growth Fund - Page 25

Anurag Pandit, CFA
   Joined fund team in 2000






In addition, on page 44, the management biography for Robert J. Uek has been deleted.







June 4, 2004